BANK LOANS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans as of December 31, 2023 and 2024 are set out below:

Bank loans	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						SGD’000
Secured floating rate bank loans	SGD	2015 - 2028	SIBOR+1.25% to +1.5%	NIL		7,841
	US$	2023 - 2029	London Inter Bank Offer Rate +1.25%	NIL		140
Balance as of December 31, 2023					3,430	7,981

Secured floating rate bank loans	SGD	2015 - 2028	SIBOR+1.25% to +1.5%	NIL		8,676
	US$	2023 - 2029	London Inter Bank Offer Rate +1.25%	NIL		118
Balance as of December 31, 2024					3,430	8,794
Balance as of December 31, 2024 (US$)					2,511	6,437

Other than directors’ personal guarantee, the bank loans are secured by corporate guarantee provided the Company, financial instrument (Note 5), leasehold buildings (Note 6) and operating lease ROU asset (Note 7).

	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
	SGD’000
Secured floating rate bank loans	7,841	4,218	180	180	180	180	2,903
	140	23	23	23	23	23	25
Balance as of December 31, 2023	7,981	4,241	203	203	203	203	2,928

Bank loans	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
	SGD’000
Secured floating rate bank loans	8,676	1,304	1,309	4,400	1,142	521	-
	118	24	24	24	24	22	-
Balance as of December 31, 2024	8,794	1,328	1,333	4,424	1,166	543	-
Balance as of December 31, 2024 (US$)	6,437	972	976	3,239	854	396	-